Property and Equipment	9 Months Ended
Mar. 31, 2012
Property and Equipment
Property and Equipment

6. Property and Equipment

        The components of property and equipment were as follows:

	As of June 30,
			As of March 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Computers	$4,088	$4,745	$6,356
Furniture and fixtures	584	548	486
Leasehold improvements	253	263	201
Software	2,310	3,001	5,649
Other equipment	483	491	507

	7,718	9,048	13,199
Less: accumulated depreciation and amortization	(3,980)	(5,909)	(7,134)

Total	$3,738	$3,139	$6,065

        For fiscal years 2010 and 2011, we acquired $0.7 million and $0.7 million, respectively, of new property and equipment. Total depreciation expense related to property and equipment for fiscal years 2010 and 2011 was approximately $1.1 million and $1.6 million, respectively.

        For the nine months ended March 31, 2012, we acquired $1.8 million of new property and equipment, with total related depreciation of $0.9 million.

        For fiscal years 2010 and 2011, we entered into capital leases totaling approximately $0.4 million and $0.4 million, respectively, for computer equipment associated with our data centers. Accumulated depreciation related to property and equipment under capital leases total $38 thousand as of June 30, 2010 and $0.2 million as of June 30, 2011.

        During the fourth quarter of fiscal 2011, we changed our accounting estimate on the service lives of their computer and data processing equipment from five to three years based on industry standards and best practices, resulting in an additional depreciation expense of $0.4 million for fiscal 2011. Net loss increased by approximately $0.4 million for fiscal 2011.

        Also during fiscal 2011, we continued to capitalize hosting software costs. Total capitalized hosting software costs were approximately $1.3 million and $1.5 million during fiscal years 2010 and 2011, respectively. Capitalized hosting software costs primarily consist of employee-related costs. Total amortization related to capitalized hosting software costs in fiscal 2010 and fiscal 2011 was approximately $0.1 million and $0.5 million, respectively, in amortization expense being recorded as cost of revenue.

        During the fourth quarter of fiscal 2011, we fully impaired $0.4 million of internal-use hosting software developed for our EmailLabs application as it was deem to not provide substantive service potential. we started to capitalize this software in the fourth quarter of fiscal 2010 as it was probable that those expenditures will result in additional functionality to the EmailLabs application. Net loss increased by approximately $0.4 million for fiscal 2011.